Investment Portfolioas of May 31, 2024 (Unaudited)
DWS CROCI® International Fund
	Shares	Value ($)

Common Stocks 98.3%
Australia 4.8%
BHP Group Ltd.	267,793	7,930,230
BlueScope Steel Ltd.	459,867	6,494,424
National Australia Bank Ltd.	228,460	5,182,329
Santos Ltd.	280,297	1,431,545
(Cost $19,348,733)		21,038,528
Austria 0.8%
OMV AG (Cost $4,283,274)	72,362	3,652,492
Finland 0.8%
Fortum Oyj	95,848	1,464,867
Nokia Oyj	531,490	2,079,904
(Cost $3,257,216)		3,544,771
France 11.5%
Cie de Saint-Gobain SA	33,515	2,949,722
Cie Generale des Etablissements Michelin SCA (a)	66,951	2,703,123
Credit Agricole SA (a)	687,939	11,196,560
Engie SA	82,072	1,388,844
Sanofi SA	85,116	8,346,236
Television Francaise 1 SA (a)	977,364	9,627,930
TotalEnergies SE	39,369	2,877,558
Vivendi SE	1,077,203	11,838,215
(Cost $42,149,523)		50,928,188
Germany 5.0%
Brenntag SE	105,186	7,566,599
DHL Group	91,560	3,858,896
Infineon Technologies AG	267,757	10,805,707
(Cost $18,430,037)		22,231,202
Hong Kong 0.3%
Yue Yuen Industrial Holdings Ltd. (Cost $1,410,151)	784,000	1,444,923
Israel 1.0%
Teva Pharmaceutical Industries Ltd. (ADR)* (Cost $2,085,745)	251,726	4,261,721
Italy 2.1%
Intesa Sanpaolo SpA	981,811	3,872,471
UniCredit SpA	132,214	5,266,958
(Cost $4,201,352)		9,139,429
Japan 26.7%
Astellas Pharma, Inc.	168,500	1,657,179
Chugai Pharmaceutical Co., Ltd.	35,500	1,082,648
Komatsu Ltd.	71,800	2,111,337

Nintendo Co., Ltd.	286,300	15,634,101
Ono Pharmaceutical Co., Ltd.	1,007,300	14,616,628
Otsuka Holdings Co., Ltd.	260,900	10,777,666
Sekisui House Ltd.	534,100	12,032,764
Seven & i Holdings Co., Ltd.	439,600	5,629,070
Shionogi & Co., Ltd.	444,100	19,929,988
Sony Group Corp.	116,800	9,641,329
Subaru Corp.	267,000	5,983,355
Sumitomo Mitsui Financial Group, Inc.	86,626	5,680,095
Takeda Pharmaceutical Co., Ltd.	406,700	10,842,954
Tokyo Gas Co., Ltd.	110,600	2,483,678
(Cost $116,490,349)		118,102,792
Luxembourg 3.9%
ArcelorMittal SA	492,676	13,023,695
Tenaris SA	265,074	4,363,217
(Cost $17,929,442)		17,386,912
Netherlands 5.3%
Randstad NV	133,918	7,069,609
Stellantis NV	737,286	16,369,782
(Cost $20,404,157)		23,439,391
Singapore 7.4%
DBS Group Holdings Ltd.	236,550	6,318,251
Oversea-Chinese Banking Corp., Ltd.	1,868,500	20,103,062
United Overseas Bank Ltd.	287,900	6,572,420
(Cost $29,579,125)		32,993,733
Spain 2.9%
Banco Bilbao Vizcaya Argentaria SA	281,712	3,053,779
Banco Santander SA	1,878,294	9,928,563
(Cost $8,359,192)		12,982,342
Sweden 2.5%
Volvo AB "B" (Cost $9,900,404)	404,789	10,921,144
Switzerland 11.3%
Cie Financiere Richemont SA "A", (Registered)	75,220	12,070,106
Holcim AG	149,700	13,157,546
Novartis AG (Registered)	102,431	10,639,716
STMicroelectronics NV	340,826	14,304,597
(Cost $43,619,630)		50,171,965
United Kingdom 12.0%
AstraZeneca PLC	7,433	1,155,454
BP PLC	973,297	6,081,689
Centrica PLC	1,700,634	3,074,432
easyJet PLC	225,753	1,329,780
GSK PLC	544,866	12,256,310
HSBC Holdings PLC	695,994	6,217,554
Imperial Brands PLC	101,585	2,522,778
ITV PLC	2,355,732	2,391,787
Lloyds Banking Group PLC	22,091,169	15,692,520

NatWest Group PLC	296,574	1,199,538
Standard Chartered PLC	146,015	1,450,278
(Cost $45,245,681)		53,372,120
Total Common Stocks (Cost $386,694,011)		435,611,653

Preferred Stocks 0.3%
Germany
Henkel AG & Co. KGaA (Cost $1,223,896)	17,081	1,545,894

Securities Lending Collateral 3.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.24% (b) (c) (Cost $15,031,192)	15,031,192	15,031,192

Cash Equivalents 0.5%
DWS Central Cash Management Government Fund, 5.35% (b) (Cost $2,020,394)	2,020,394	2,020,394

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $404,969,493)	102.5	454,209,133
Other Assets and Liabilities, Net	(2.5)	(11,280,532)
Net Assets	100.0	442,928,601
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2024 are as follows:
Value ($) at 8/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 5/31/2024	Value ($) at 5/31/2024
Securities Lending Collateral 3.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.24% (b) (c)
—	15,031,192 (d)	—	—	—	51,217	—	15,031,192	15,031,192
Cash Equivalents 0.5%
DWS Central Cash Management Government Fund, 5.35% (b)
2,030,447	37,706,077	37,716,130	—	—	72,221	—	2,020,394	2,020,394
2,030,447	52,737,269	37,716,130	—	—	123,438	—	17,051,586	17,051,586

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at May 31, 2024 amounted to $14,456,419, which is 3.3% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended May 31, 2024.

ADR: American Depositary Receipt

At May 31, 2024 the DWS CROCI® International Fund had the following sector diversification:
Sector Diversification	Market Value ($)	(As a % of Investment Portfolio excluding Securities Lending Collateral and Cash Equivalents)
Financials	101,734,378	23%
Health Care	95,566,500	22%
Consumer Discretionary	60,245,382	14%
Materials	40,605,895	10%
Communication Services	39,492,033	9%
Industrials	35,807,087	8%
Information Technology	27,190,208	6%
Energy	18,406,501	4%
Consumer Staples	9,697,742	2%
Utilities	8,411,821	2%
Total	437,157,547	100%
Sector diversification is subject to change.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2024 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$21,038,528	$—	$21,038,528
Austria	—	3,652,492	—	3,652,492
Finland	—	3,544,771	—	3,544,771
France	—	50,928,188	—	50,928,188
Germany	—	22,231,202	—	22,231,202
Hong Kong	—	1,444,923	—	1,444,923
Israel	4,261,721	—	—	4,261,721
Italy	—	9,139,429	—	9,139,429
Japan	—	118,102,792	—	118,102,792
Luxembourg	—	17,386,912	—	17,386,912
Netherlands	—	23,439,391	—	23,439,391
Singapore	—	32,993,733	—	32,993,733
Spain	—	12,982,342	—	12,982,342
Sweden	—	10,921,144	—	10,921,144
Switzerland	—	50,171,965	—	50,171,965
United Kingdom	—	53,372,120	—	53,372,120
Preferred Stocks	—	1,545,894	—	1,545,894
Short-Term Investments (a)	17,051,586	—	—	17,051,586
Total	$21,313,307	$432,895,826	$—	$454,209,133

(a)	See Investment Portfolio for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DCIF-PH3
R-080548-2 (1/25)